Fixed assets (Tables)	12 Months Ended
Dec. 31, 2012
Fixed assets
Schedule of fixed assets, net

	December 31,
	2011	2012

Leasehold improvements	$12,473,836	$12,473,836
Computer equipment and software	2,082,638	2,118,713
Furniture, fixtures, and lab equipment	13,781,118	13,969,758
Assets not yet placed in service	40,186	4,152

	28,377,778	28,566,459
Less accumulated depreciation and amortization	(17,582,271)	(20,286,422)

	$10,795,507	$8,280,037